DEFERRED CONNECTION FEES (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Change in deferred connection fees
Balance, beginning of the year	3,817	3,931
Payments received and deferred during the year	1,714	1,914
Amounts amortized and recognized as revenue during the year	(1,921)	(2,287)
Currency translation adjustment	39	259
Balance, end of the year	3,649	3,817
Less: current portion	(1,604)	(1,463)
Non-current portion	2,045	2,354